Eaton Vance

Large-Cap Value Fund

September 30, 2019

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 99.8%

Security	Shares	Value
Aerospace & Defense — 3.4%
Hexcel Corp.	174,688	$14,347,125
Huntington Ingalls Industries, Inc.	76,901	16,286,863
Textron, Inc.	514,325	25,181,352

		$55,815,340

Banks — 8.4%
Bank of America Corp.	1,559,330	$45,485,656
KeyCorp	719,836	12,841,874
PNC Financial Services Group, Inc. (The)	344,955	48,348,893
Sterling Bancorp	319,608	6,411,337
U.S. Bancorp	481,507	26,646,597

		$139,734,357

Beverages — 3.0%
Constellation Brands, Inc., Class A	118,589	$24,581,128
PepsiCo, Inc.	189,356	25,960,708

		$50,541,836

Biotechnology — 1.3%
Gilead Sciences, Inc.	347,324	$22,013,395

		$22,013,395

Building Products — 1.5%
A.O. Smith Corp.	526,631	$25,125,565

		$25,125,565

Capital Markets — 4.3%
Goldman Sachs Group, Inc. (The)	131,810	$27,314,986
Northern Trust Corp.	183,817	17,153,803
Raymond James Financial, Inc.	331,161	27,307,536

		$71,776,325

Chemicals — 1.4%
DuPont de Nemours, Inc.	324,206	$23,119,130

		$23,119,130

Consumer Finance — 1.8%
American Express Co.	166,237	$19,662,512
Discover Financial Services	125,130	10,146,792

		$29,809,304

Containers & Packaging — 0.9%
Packaging Corp. of America	148,822	$15,790,014

		$15,790,014

Diversified Financial Services — 3.8%
Berkshire Hathaway, Inc., Class B(1)	303,922	$63,221,855

		$63,221,855

Security	Shares	Value
Diversified Telecommunication Services — 4.5%
Verizon Communications, Inc.	1,235,126	$74,552,205

		$74,552,205

Electric Utilities — 3.8%
Edison International	267,557	$20,179,149
NextEra Energy, Inc.	185,972	43,329,616

		$63,508,765

Electrical Equipment — 1.5%
Eaton Corp. PLC	304,464	$25,316,182

		$25,316,182

Entertainment — 3.2%
Walt Disney Co. (The)	402,063	$52,396,850

		$52,396,850

Equity Real Estate Investment Trusts (REITs) — 5.1%
AvalonBay Communities, Inc.	122,724	$26,426,159
Cousins Properties, Inc.	448,995	16,877,722
CubeSmart	420,328	14,669,447
Mid-America Apartment Communities, Inc.	209,388	27,222,534

		$85,195,862

Food Products — 2.4%
Mondelez International, Inc., Class A	719,170	$39,784,484

		$39,784,484

Health Care Equipment & Supplies — 3.0%
Abbott Laboratories	318,365	$26,637,599
Baxter International, Inc.	270,655	23,674,193

		$50,311,792

Health Care Providers & Services — 1.3%
Anthem, Inc.	89,703	$21,537,690

		$21,537,690

Hotels, Restaurants & Leisure — 0.8%
Marriott International, Inc., Class A	100,461	$12,494,335

		$12,494,335

Household Durables — 1.1%
D.R. Horton, Inc.	334,126	$17,611,782

		$17,611,782

Household Products — 3.8%
Procter & Gamble Co. (The)	505,044	$62,817,373

		$62,817,373

Insurance — 5.2%
Allstate Corp. (The)	286,008	$31,083,349
American International Group, Inc.	576,961	32,136,728
Progressive Corp. (The)	297,937	23,015,633

		$86,235,710

Security	Shares	Value
IT Services — 3.5%
Cognizant Technology Solutions Corp., Class A	454,684	$27,401,531
Fidelity National Information Services, Inc.	235,435	31,256,351

		$58,657,882

Machinery — 3.4%
Gardner Denver Holdings, Inc.(1)	650,150	$18,392,743
Parker-Hannifin Corp.	134,764	24,339,726
Stanley Black & Decker, Inc.	98,190	14,179,618

		$56,912,087

Media — 0.8%
Fox Corp., Class A	407,170	$12,840,106

		$12,840,106

Metals & Mining — 1.6%
Steel Dynamics, Inc.	897,038	$26,731,732

		$26,731,732

Multi-Utilities — 3.2%
CMS Energy Corp.	385,241	$24,636,162
Sempra Energy	188,029	27,754,961

		$52,391,123

Oil, Gas & Consumable Fuels — 7.9%
ConocoPhillips	492,949	$28,088,234
EOG Resources, Inc.	235,365	17,468,790
Exxon Mobil Corp.	677,782	47,858,187
Phillips 66	287,532	29,443,277
Pioneer Natural Resources Co.	65,387	8,223,723

		$131,082,211

Pharmaceuticals — 8.0%
Bristol-Myers Squibb Co.	547,710	$27,774,374
GlaxoSmithKline PLC ADR	578,475	24,689,313
Johnson & Johnson	140,790	18,215,410
Merck & Co., Inc.	221,150	18,616,407
Pfizer, Inc.	683,624	24,562,611
Sanofi	213,158	19,745,410

		$133,603,525

Semiconductors & Semiconductor Equipment — 1.9%
NXP Semiconductors NV	72,710	$7,934,115
QUALCOMM, Inc.	302,646	23,085,837

		$31,019,952

Specialty Retail — 4.0%
Best Buy Co., Inc.	261,891	$18,067,860
Lowe’s Cos., Inc.	133,203	14,647,002
TJX Cos., Inc. (The)	387,465	21,597,299
Tractor Supply Co.	143,530	12,980,853

		$67,293,014

Total Common Stocks (identified cost $1,447,282,684)		$1,659,241,783

Short-Term Investments — 1.0%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 2.09%(2)	17,514,961	$17,513,209

Total Short-Term Investments (identified cost $17,512,421)		$17,513,209

Total Investments — 100.8% (identified cost $1,464,795,105)		$1,676,754,992

Other Assets, Less Liabilities — (0.8)%		$(13,837,024)

Net Assets — 100.0%		$1,662,917,968

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of September 30, 2019.

Abbreviations:

ADR	-	American Depositary Receipt

The Fund did not have any open derivative instruments at September 30, 2019.

At September 30, 2019, the value of the Fund’s investment in affiliated funds was $17,513,209, which represents 1.0% of the Fund’s net assets. Transactions in affiliated funds by the Fund for the fiscal year to date ended September 30, 2019 were as follows:

Name of affiliated fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period
Short-Term Investments
Eaton Vance Cash Reserves Fund, LLC, 2.09%	$6,566,966	$246,145,411	$(235,198,908)	$(685)	$425	$17,513,209	$116,215	17,514,961

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At September 30, 2019, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total
Common Stocks
Communication Services	$139,789,161	$—		$—	$139,789,161
Consumer Discretionary	97,399,131	—		—	97,399,131
Consumer Staples	153,143,693	—		—	153,143,693
Energy	131,082,211	—		—	131,082,211
Financials	390,777,551	—		—	390,777,551
Health Care	207,720,992	19,745,410		—	227,466,402
Industrials	163,169,174	—		—	163,169,174
Information Technology	89,677,834	—		—	89,677,834
Materials	65,640,876	—		—	65,640,876
Real Estate	85,195,862	—		—	85,195,862
Utilities	115,899,888	—		—	115,899,888
Total Common Stocks	$1,639,496,373	$19,745,410	*	$—	$1,659,241,783
Short-Term Investments	$—	$17,513,209		$—	$17,513,209
Total Investments	$1,639,496,373	$37,258,619		$—	$1,676,754,992

*

Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.